Related Party Transactions (Details) - CAD ($)		3 Months Ended
	Jan. 31, 2023	Jan. 31, 2023
Disclosure Of Related Party Text Block Abstract
Reimbursement for research		$ 13,180
Owed to the company	$ 77,314